RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of detailed information about right-of-use assets [Table Text Block]

	buildings	Motor vehicles	Total
Cost:

Balance at January 1, 2022	$19,514	$546	$20,060
Additions during the year:
New leases	302	311	613
Disposals during the year	(315)	-	(315)
Termination of leases	(1,804)	(207)	(2,011)
Deconsolidation of Trichome	(13,130)	(43)	(13,173)
Currency translation adjustments	(225)	(32)	(257)

Balance at December 31, 2022	4,342	575	4,917
Additions during the year:
New leases	-	309	309
Termination of leases	-	(240)	(240)
Currency translation adjustments	(132)	(29)	(161)

Balance at December 31, 2023	4,210	615	4,825

Accumulated depreciation:

Balance at January 1, 2022	1,659	239	1,898
Additions during the year:
Depreciation and amortization	1,768	176	1,944
Termination of leases	(453)	(91)	(544)
Impairment	1,907	6	1,913
Deconsolidation of Trichome	(2,164)	(10)	(2,174)
Currency translation adjustments	(35)	(14)	(49)

Balance at December 31, 2022	2,682	306	2,988
Additions during the year:
Depreciation and amortization	453	141	594
Currency translation adjustments	(48)	(16)	(64)

Balance at December 31, 2023	3,087	431	3,518

Depreciated cost at December 31, 2023	1,123	184	1,307

Depreciated cost at December 31, 2022	$1,660	$269	$1,929